Federated Hermes International Dividend Strategy Portfolio
A Portfolio of Federated Hermes Managed Pool Series

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2023
The following information is effective on January 26, 2024, and is the result of changes in responsibilities among the Fund’s existing portfolio management team members.
In the sub-section section “Fund Management” under the section “Fund Summary Information” please delete the section in its entirety and replace it with the following:
“FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Equity Management Company of Pennsylvania.
Jared S. Hoff, Senior Portfolio Manager, has been the Fund’s portfolio manager since January 2017. He has been a member of the investment management team since January 2012.
Daniel Peris, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since February 2015.
Deborah D. Bickerstaff, Portfolio Manager, has been the Fund’s portfolio manager since February 2015.
Michael R. Tucker, Senior Portfolio Manager, has been the Fund’s portfolio manager since January 2017.”
In the sub-section “Portfolio Management Information” under the section “Who Manages the Fund?,” please delete the section in its entirety and replace it with the following:
“Jared S. Hoff
Jared S. Hoff, Senior Portfolio Manager, has been the Fund’s portfolio manager since January 2017.
Mr. Hoff is jointly responsible for the day-to-day management of the Fund and develops the investment strategy for the Fund. He has been with the Adviser or an affiliate since 2000; has worked in investment management since 2000; and has managed investment portfolios since 2017. Education: B.S., Duquesne University; M.B.A., Carnegie Mellon University.
Daniel Peris
Daniel Peris, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since February 2015.
Mr. Peris is jointly responsible for the day-to-day management of the Fund. He has been with the Adviser or an affiliate since 2002; has worked in investment management since 1999; and has managed investment portfolios since 2006. Education: B.A., Williams College; M.Phil., Oxford University; and Ph.D., University of Illinois.
Deborah D. Bickerstaff
Deborah D. Bickerstaff, Portfolio Manager, has been the Fund’s portfolio manager since February 2015.
Ms. Bickerstaff is jointly responsible for the day-to-day management of the Fund, with emphasis on portfolio analytics and implementation. She has been with the Adviser or an affiliate since 1996; has worked in investment management since 2000; and has managed investment portfolios since 2005. Education: B.S., La Roche College.
Michael R. Tucker
Michael R. Tucker, Senior Portfolio Manager, has been the Fund’s portfolio manager since January 2017.
Mr. Tucker is jointly responsible for the day-to-day management of the Fund. He has been with the Adviser or an affiliate since 1993; has worked in investment management since 1993; and has managed investment portfolios since 2017. Education: B.S. and M.S., Carnegie Mellon University.”
January 25, 2024

Federated Hermes International Dividend Strategy Portfolio
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456279 (1/24)
© 2024 Federated Hermes, Inc.